Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Carrying Amounts of Right-of-Use Assets
The carrying amounts of
right-of-use
assets are as below:

	Buildings	Others	Total
	RMB’million	RMB’million	RMB’million
Net book amount at January 1, 2019	100	—	100
Inception of new leases	89	20	109
Depreciation charge	(53)	(8)	(61)

Net book amount at December 31, 2019	136	12	148
Inception of new leases	257	—	257
Depreciation charge	(76)	(10)	(86)
Disposal	(8)	—	(8)

Net book amount at December 31, 2020	309	2	311